Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Central Index Key	dei_EntityCentralIndexKey	0000810902
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 27, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012

BARON ASSET FUND
Baron Asset Fund
Investment Goal

The investment goal of Baron Asset Fund (the "Fund") is capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON ASSET FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.08%	1.33%
Institutional Shares	[1]	1.00%	none	0.06%	1.06%
[1]	Based on fiscal year ended September 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON ASSET FUND (USD $)	1	3	5	10
Retail Shares	135	421	729	1,601
Institutional Shares	108	337	585	1,294

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 23.89% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests for the long term primarily in equity securities in the form of common stock of medium-sized growth companies with market capitalizations of between $1.5 billion and $12 billion at the time of purchase selected for their capital appreciation potential. The Fund purchases securities in businesses that BAMCO, Inc. ("BAMCO" or the "Adviser") believes could double in value in four years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in medium-sized companies, but there also may be more risk. Securities of medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Medium-sized companies rely more on the skills of management and on their continued tenure. Investing in medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.73%
Worst Quarter:	12/31/08: (27.51%)

Average Annual Total Returns (for periods ended 12/31/11)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Average Annual Total Returns - BARON ASSET FUND		1 year	5 years	10 years	Since Inception		Inception Date
Retail Shares		(2.94%)	0.23%	5.38%	10.52%		Jun 12, 1987
Retail Shares Return after taxes on distributions		(5.09%)	(0.57%)	4.61%	9.69%		Jun 12, 1987
Retail Shares Return after taxes on distributions and sale of Fund shares		0.87%	0.12%	4.60%	9.41%		Jun 12, 1987
Institutional Shares	[1]	(2.68%)	0.37%	5.45%	10.55%		May 29, 2009
Russell MidCap Growth (reflects no deduction for fees, expenses or taxes)		(1.65%)	2.44%	5.29%	8.90%	[2]
S&P 500 (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	8.42%
[1]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.
[2]	For the period June 30, 1987 to December 31, 2011.

The Russell MidCap Growth is an unmanaged index of those Russell MidCap medium-sized companies that are classified as growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
BARON ASSET FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
1	rr_ExpenseExampleYear01	135
3	rr_ExpenseExampleYear03	421
5	rr_ExpenseExampleYear05	729
10	rr_ExpenseExampleYear10	1,601
Annual Return 2002	rr_AnnualReturn2002	(19.99%)
Annual Return 2003	rr_AnnualReturn2003	27.34%
Annual Return 2004	rr_AnnualReturn2004	27.13%
Annual Return 2005	rr_AnnualReturn2005	12.46%
Annual Return 2006	rr_AnnualReturn2006	14.64%
Annual Return 2007	rr_AnnualReturn2007	10.13%
Annual Return 2008	rr_AnnualReturn2008	(40.75%)
Annual Return 2009	rr_AnnualReturn2009	31.70%
Annual Return 2010	rr_AnnualReturn2010	21.29%
Annual Return 2011	rr_AnnualReturn2011	(2.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.51%)
1 year	rr_AverageAnnualReturnYear01	(2.94%)
5 years	rr_AverageAnnualReturnYear05	0.23%
10 years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 1987
BARON ASSET FUND | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.09%)
5 years	rr_AverageAnnualReturnYear05	(0.57%)
10 years	rr_AverageAnnualReturnYear10	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 1987
BARON ASSET FUND | Retail Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.87%
5 years	rr_AverageAnnualReturnYear05	0.12%
10 years	rr_AverageAnnualReturnYear10	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 1987
BARON ASSET FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
1	rr_ExpenseExampleYear01	108
3	rr_ExpenseExampleYear03	337
5	rr_ExpenseExampleYear05	585
10	rr_ExpenseExampleYear10	1,294
1 year	rr_AverageAnnualReturnYear01	(2.68%)	[2]
5 years	rr_AverageAnnualReturnYear05	0.37%	[2]
10 years	rr_AverageAnnualReturnYear10	5.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[2]
BARON ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Asset Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment goal of Baron Asset Fund (the "Fund") is capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 23.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests for the long term primarily in equity securities in the form of common stock of medium-sized growth companies with market capitalizations of between $1.5 billion and $12 billion at the time of purchase selected for their capital appreciation potential. The Fund purchases securities in businesses that BAMCO, Inc. ("BAMCO" or the "Adviser") believes could double in value in four years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in medium-sized companies, but there also may be more risk. Securities of medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Medium-sized companies rely more on the skills of management and on their continued tenure. Investing in medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/09: 20.73%
Worst Quarter:	12/31/08: (27.51%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell MidCap Growth is an unmanaged index of those Russell MidCap medium-sized companies that are classified as growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

BARON ASSET FUND | Russell MidCap Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[3]
BARON ASSET FUND | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%

[1]	Based on fiscal year ended September 30, 2011.
[2]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.
[3]	For the period June 30, 1987 to December 31, 2011.

BARON GROWTH FUND
Baron Growth Fund
Investment Goal
The investment goal of Baron Growth Fund (the "Fund") is capital appreciation through long-term investments primarily in securities of small-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON GROWTH FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.07%	1.32%
Institutional Shares	[1]	1.00%	none	0.06%	1.06%
[1]	Based on the fiscal year ended September 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON GROWTH FUND (USD $)	1	3	5	10
Retail Shares	134	418	723	1,590
Institutional Shares	108	337	585	1,294

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 13.51% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of under $2.5 billion at the time of purchase selected for their capital appreciation potential. The Fund purchases securities in businesses that BAMCO, Inc. ("BAMCO" or the "Adviser") believes could double in value in four or five years, and then hopefully, double again in the next four or five years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.76%
Worst Quarter:	12/31/08: (26.10%)

Average Annual Total Returns (for periods ended 12/31/11)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Average Annual Total Returns - BARON GROWTH FUND		1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares		1.24%	1.79%	6.92%	12.81%	Dec 31, 1994
Retail Shares Return after taxes on distributions		0.99%	1.59%	6.66%	12.28%	Dec 31, 1994
Retail Shares Return after taxes on distributions and sale of Fund shares		1.12%	1.52%	6.08%	11.60%	Dec 31, 1994
Institutional Shares	[1]	1.51%	1.92%	6.99%	12.85%	May 29, 2009
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)		(2.91%)	2.09%	4.48%	5.79%
S&P 500 (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	8.09%
[1]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell 2000 Growth is an unmanaged index of U.S. small-cap growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
BARON GROWTH FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
1	rr_ExpenseExampleYear01	134
3	rr_ExpenseExampleYear03	418
5	rr_ExpenseExampleYear05	723
10	rr_ExpenseExampleYear10	1,590
Annual Return 2002	rr_AnnualReturn2002	(12.29%)
Annual Return 2003	rr_AnnualReturn2003	31.75%
Annual Return 2004	rr_AnnualReturn2004	26.61%
Annual Return 2005	rr_AnnualReturn2005	5.71%
Annual Return 2006	rr_AnnualReturn2006	15.50%
Annual Return 2007	rr_AnnualReturn2007	6.59%
Annual Return 2008	rr_AnnualReturn2008	(39.18%)
Annual Return 2009	rr_AnnualReturn2009	34.24%
Annual Return 2010	rr_AnnualReturn2010	24.01%
Annual Return 2011	rr_AnnualReturn2011	1.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
1 year	rr_AverageAnnualReturnYear01	1.24%
5 years	rr_AverageAnnualReturnYear05	1.79%
10 years	rr_AverageAnnualReturnYear10	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	12.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1994
BARON GROWTH FUND | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.99%
5 years	rr_AverageAnnualReturnYear05	1.59%
10 years	rr_AverageAnnualReturnYear10	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1994
BARON GROWTH FUND | Retail Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.12%
5 years	rr_AverageAnnualReturnYear05	1.52%
10 years	rr_AverageAnnualReturnYear10	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1994
BARON GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
1	rr_ExpenseExampleYear01	108
3	rr_ExpenseExampleYear03	337
5	rr_ExpenseExampleYear05	585
10	rr_ExpenseExampleYear10	1,294
1 year	rr_AverageAnnualReturnYear01	1.51%	[2]
5 years	rr_AverageAnnualReturnYear05	1.92%	[2]
10 years	rr_AverageAnnualReturnYear10	6.99%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[2]
BARON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Growth Fund (the "Fund") is capital appreciation through long-term investments primarily in securities of small-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 13.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of under $2.5 billion at the time of purchase selected for their capital appreciation potential. The Fund purchases securities in businesses that BAMCO, Inc. ("BAMCO" or the "Adviser") believes could double in value in four or five years, and then hopefully, double again in the next four or five years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/09: 20.76%
Worst Quarter:	12/31/08: (26.10%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2000 Growth is an unmanaged index of U.S. small-cap growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.
BARON GROWTH FUND | Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.91%)
5 years	rr_AverageAnnualReturnYear05	2.09%
10 years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
BARON GROWTH FUND | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%

[1]	Based on the fiscal year ended September 30, 2011.
[2]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

BARON SMALL CAP FUND
Baron Small Cap Fund
Investment Goal
The investment goal of Baron Small Cap Fund (the "Fund") is capital appreciation through investments primarily in securities of small-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON SMALL CAP FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.06%	1.31%
Institutional Shares	[1]	1.00%	none	0.06%	1.06%
[1]	Based on the fiscal year ended September 30, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON SMALL CAP FUND (USD $)	1	3	5	10
Retail Shares	133	415	718	1,579
Institutional Shares	108	337	585	1,294

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 32.81% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $2.5 billion at the time of purchase selected for their capital appreciation potential. The Fund seeks to purchase securities that BAMCO, Inc. ("BAMCO" or the "Adviser") expects could increase in value 50% within two years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/09: 20.31%
Worst Quarter:	12/31/08: (23.85%)

Average Annual Total Returns (for periods ended 12/31/11)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Average Annual Total Returns - BARON SMALL CAP FUND		1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares		(1.58%)	1.87%	7.37%	8.45%	Sep 30, 1997
Retail Shares Return after taxes on distributions		(1.88%)	1.61%	6.89%	8.07%	Sep 30, 1997
Retail Shares Return after taxes on distributions and sale of Fund shares		(0.65%)	1.60%	6.45%	7.55%	Sep 30, 1997
Institutional Shares	[1]	(1.37%)	2.00%	7.44%	8.50%	May 29, 2009
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)		(2.91%)	2.09%	4.48%	2.65%
S&P 500 (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	3.84%
[1]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

The Russell 2000 Growth is an unmanaged index of U.S. small-cap growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
BARON SMALL CAP FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
1	rr_ExpenseExampleYear01	133
3	rr_ExpenseExampleYear03	415
5	rr_ExpenseExampleYear05	718
10	rr_ExpenseExampleYear10	1,579
Annual Return 2002	rr_AnnualReturn2002	(9.66%)
Annual Return 2003	rr_AnnualReturn2003	38.82%
Annual Return 2004	rr_AnnualReturn2004	22.16%
Annual Return 2005	rr_AnnualReturn2005	8.34%
Annual Return 2006	rr_AnnualReturn2006	11.83%
Annual Return 2007	rr_AnnualReturn2007	11.69%
Annual Return 2008	rr_AnnualReturn2008	(40.24%)
Annual Return 2009	rr_AnnualReturn2009	35.26%
Annual Return 2010	rr_AnnualReturn2010	23.47%
Annual Return 2011	rr_AnnualReturn2011	(1.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.85%)
1 year	rr_AverageAnnualReturnYear01	(1.58%)
5 years	rr_AverageAnnualReturnYear05	1.87%
10 years	rr_AverageAnnualReturnYear10	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
BARON SMALL CAP FUND | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.88%)
5 years	rr_AverageAnnualReturnYear05	1.61%
10 years	rr_AverageAnnualReturnYear10	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
BARON SMALL CAP FUND | Retail Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.65%)
5 years	rr_AverageAnnualReturnYear05	1.60%
10 years	rr_AverageAnnualReturnYear10	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
BARON SMALL CAP FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
1	rr_ExpenseExampleYear01	108
3	rr_ExpenseExampleYear03	337
5	rr_ExpenseExampleYear05	585
10	rr_ExpenseExampleYear10	1,294
1 year	rr_AverageAnnualReturnYear01	(1.37%)	[2]
5 years	rr_AverageAnnualReturnYear05	2.00%	[2]
10 years	rr_AverageAnnualReturnYear10	7.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[2]
BARON SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Small Cap Fund (the "Fund") is capital appreciation through investments primarily in securities of small-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 32.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.81%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $2.5 billion at the time of purchase selected for their capital appreciation potential. The Fund seeks to purchase securities that BAMCO, Inc. ("BAMCO" or the "Adviser") expects could increase in value 50% within two years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/09: 20.31%
Worst Quarter:	12/31/08: (23.85%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2000 Growth is an unmanaged index of U.S. small-cap growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.
BARON SMALL CAP FUND | Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.91%)
5 years	rr_AverageAnnualReturnYear05	2.09%
10 years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
BARON SMALL CAP FUND | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%

[1]	Based on the fiscal year ended September 30, 2011.
[2]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

BARON OPPORTUNITY FUND
Baron Opportunity Fund
Investment Goal
The investment goal of Baron Opportunity Fund (the "Fund") is capital appreciation through investments primarily in growth companies that benefit from technology advances.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON OPPORTUNITY FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	[1]	1.00%	0.25%	0.16%	1.41%	[2]
Institutional Shares	[1]	1.00%	none	0.14%	1.14%	[2]
[1]	Based on the fiscal year ended September 30, 2011.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation. For the fiscal year ended September 30, 2011, no expense reimbursement was required for either share class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON OPPORTUNITY FUND (USD $)	1	3	5	10
Retail Shares	144	446	771	1,691
Institutional Shares	116	362	628	1,386

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 65.43% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities in the form of common stock of high growth businesses selected for their capital appreciation potential. The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the $1 billion to $15 billion range for the purpose of the 65% requirement. The Adviser may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Fund seeks to purchase securities that the Adviser expects could increase in value 100% within four years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies' fundamentals or economic conditions.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	06/30/03: 31.80%
Worst Quarter:	12/31/08: (28.08%)

Average Annual Total Returns (for periods ended 12/31/11)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Average Annual Total Returns - BARON OPPORTUNITY FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Shares		(6.16%)	4.46%	8.75%	2.64%	Feb 29, 2000
Retail Shares Return after taxes on distributions		(6.16%)	4.46%	8.75%	2.63%	Feb 29, 2000
Retail Shares Return after taxes on distributions and sale of Fund shares		(4.00%)	3.84%	7.79%	2.28%	Feb 29, 2000
Institutional Shares	[1]	(5.93%)	4.60%	8.82%	2.70%	May 29, 2009
Russell MidCap Growth (reflects no deduction for fees, expenses or taxes)		(1.65%)	2.44%	5.29%	(0.21%)
S&P 500 (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	1.16%
[1]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

The Russell MidCap Growth is an unmanaged index of those Russell MidCap medium-sized companies that are classified as growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
BARON OPPORTUNITY FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1],[2]
1	rr_ExpenseExampleYear01	144
3	rr_ExpenseExampleYear03	446
5	rr_ExpenseExampleYear05	771
10	rr_ExpenseExampleYear10	1,691
Annual Return 2002	rr_AnnualReturn2002	(29.01%)
Annual Return 2003	rr_AnnualReturn2003	73.80%
Annual Return 2004	rr_AnnualReturn2004	25.59%
Annual Return 2005	rr_AnnualReturn2005	7.05%
Annual Return 2006	rr_AnnualReturn2006	12.14%
Annual Return 2007	rr_AnnualReturn2007	21.10%
Annual Return 2008	rr_AnnualReturn2008	(46.06%)
Annual Return 2009	rr_AnnualReturn2009	61.80%
Annual Return 2010	rr_AnnualReturn2010	25.43%
Annual Return 2011	rr_AnnualReturn2011	(6.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.08%)
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
BARON OPPORTUNITY FUND | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
BARON OPPORTUNITY FUND | Retail Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
BARON OPPORTUNITY FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1],[2]
1	rr_ExpenseExampleYear01	116
3	rr_ExpenseExampleYear03	362
5	rr_ExpenseExampleYear05	628
10	rr_ExpenseExampleYear10	1,386
1 Year	rr_AverageAnnualReturnYear01	(5.93%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.60%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.82%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Opportunity Fund (the "Fund") is capital appreciation through investments primarily in growth companies that benefit from technology advances.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 65.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities in the form of common stock of high growth businesses selected for their capital appreciation potential. The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the $1 billion to $15 billion range for the purpose of the 65% requirement. The Adviser may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Fund seeks to purchase securities that the Adviser expects could increase in value 100% within four years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies' fundamentals or economic conditions.

Small- and Medium-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/03: 31.80%
Worst Quarter:	12/31/08: (28.08%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell MidCap Growth is an unmanaged index of those Russell MidCap medium-sized companies that are classified as growth companies. The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

BARON OPPORTUNITY FUND | Russell MidCap Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
BARON OPPORTUNITY FUND | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%

[1]	Based on the fiscal year ended September 30, 2011.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.50% of average daily net assets of Retail Shares and 1.25% of average daily net assets of Institutional Shares. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation. For the fiscal year ended September 30, 2011, no expense reimbursement was required for either share class.
[3]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

BARON FIFTH AVENUE GROWTH FUND
Baron Fifth Avenue Growth Fund
Investment Goal
The investment goal of Baron Fifth Avenue Growth Fund (the "Fund") is capital appreciation through investments primarily in securities of large-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARON FIFTH AVENUE GROWTH FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers		Total Annual Fund Operating Expenses After Expense Waivers
Retail Shares	[1]	0.90%	0.25%	0.44%	1.59%	(0.29%)	[2]	1.30%	[2]
Institutional Shares	[1]	0.90%	none	0.41%	1.31%	(0.26%)	[2]	1.05%	[2]
[1]	Estimated based on the fiscal year ended September 30, 2011.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.30% of average daily net assets of Retail Shares and 1.05% of average daily net assets of Institutional Shares. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same at 1.30% for the Retail Shares and 1.05% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARON FIFTH AVENUE GROWTH FUND (USD $)	1	3	5	10
Retail Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 75.36% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $5 billion at the time of purchase selected for their capital appreciation potential. The Fund seeks to purchase securities that the Adviser expects could increase in value 100% within five years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Principal Risks of Investing in the Fund

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	09/30/09: 16.37%
Worst Quarter:	12/31/08: (25.16%)

Average Annual Total Returns (for periods ended 12/31/11)

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Average Annual Total Returns - BARON FIFTH AVENUE GROWTH FUND		1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares		(2.58%)	(1.84%)		2.35%	Apr 30, 2004
Retail Shares Return after taxes on distributions		(2.58%)	(2.39%)		1.97%	Apr 30, 2004
Retail Shares Return after taxes on distributions and sale of Fund shares		(1.67%)	(1.60%)		1.99%	Apr 30, 2004
Institutional Shares	[1]	(2.28%)	(1.72%)		2.43%	May 29, 2009
S&P 500 (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)		3.78%
[1]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
BARON FIFTH AVENUE GROWTH FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	1.30%	[1],[2]
1	rr_ExpenseExampleYear01	132
3	rr_ExpenseExampleYear03	412
5	rr_ExpenseExampleYear05	713
10	rr_ExpenseExampleYear10	1,568
Annual Return 2005	rr_AnnualReturn2005	8.48%
Annual Return 2006	rr_AnnualReturn2006	10.17%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	(38.92%)
Annual Return 2009	rr_AnnualReturn2009	31.15%
Annual Return 2010	rr_AnnualReturn2010	10.57%
Annual Return 2011	rr_AnnualReturn2011	(2.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.16%)
1 year	rr_AverageAnnualReturnYear01	(2.58%)
5 years	rr_AverageAnnualReturnYear05	(1.84%)
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
BARON FIFTH AVENUE GROWTH FUND | Retail Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.58%)
5 years	rr_AverageAnnualReturnYear05	(2.39%)
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
BARON FIFTH AVENUE GROWTH FUND | Retail Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.67%)
5 years	rr_AverageAnnualReturnYear05	(1.60%)
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
BARON FIFTH AVENUE GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	1.05%	[1],[2]
1	rr_ExpenseExampleYear01	107
3	rr_ExpenseExampleYear03	334
5	rr_ExpenseExampleYear05	579
10	rr_ExpenseExampleYear10	1,283
1 year	rr_AverageAnnualReturnYear01	(2.28%)	[3]
5 years	rr_AverageAnnualReturnYear05	(1.72%)	[3]
10 years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Fifth Avenue Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Fifth Avenue Growth Fund (the "Fund") is capital appreciation through investments primarily in securities of large-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 75.36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same at 1.30% for the Retail Shares and 1.05% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $5 billion at the time of purchase selected for their capital appreciation potential. The Fund seeks to purchase securities that the Adviser expects could increase in value 100% within five years. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may receive less money than you originally invested. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	09/30/09: 16.37%
Worst Quarter:	12/31/08: (25.16%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's Retail Shares' annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2011. The table also shows the average annual returns of the Fund's Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund's shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2011

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500 is an unmanaged index that measures the performance of larger-cap U.S. equities.
BARON FIFTH AVENUE GROWTH FUND | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%

[1]	Estimated based on the fiscal year ended September 30, 2011.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (exclusive of portfolio transaction costs, interest and extraordinary expenses) to 1.30% of average daily net assets of Retail Shares and 1.05% of average daily net assets of Institutional Shares. Certain expenses of the Fund, such as interest and dividend expenses, are not subject to the operating expense limitation.
[3]	Performance prior to May 29, 2009 is based on the performance of the Retail Shares which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares did not reflect this fee, the returns would be higher.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012